CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Jul. 26, 2022	Oct. 27, 2021	Aug. 26, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Total face value				$ 5,950,000			$ 6,050,000	$ 167,550
Carrying value of convertible notes payable, net of discount				5,950,000			3,936,185	158,196
Amortization of debt discount		$ 907,500					4,629,089	303,942
Debt instrument converted principal amount		$ 6,050,000		0	$ 117,893
Carrying value of convertible notes payable, net of discount				5,590,000			3,936,185
Aggregate warrant issued of common stock		50,968,828
Fair value of warrant		$ 2,777,081
Fair value of beneficial conversion feature associated with convertible debt Additional paid in capital							2,365,419
Interest expenses							138,943	7,409
Conversion price		$ 0.1187
Offering price per share		75.00%
Purchase price		$ 5,142,500
Professional fees		433,550		90,060	29,541		444,012	190,693
Amortization of debt discount				461,482
Carrying value of Auctus note				5,950,000			3,936,185
Loss on an extinguishment			$ 186,954	(3,570,366)	(535)	$ (186,954)	535
Amortization of debt discount				461,842	149,028		4,629,089	$ 303,942
Convertible notes payable, aggregate face value							$ 250,000
Senior Secured Note [Member] | Secured Debt [Memebr] | Auctus Fund, LLC [Member]
Debt instrument converted principal amount		$ 6,050,000
Aggregate warrant issued of common stock		50,968,828
Fair value of warrant		$ 2,777,081
Fair value of beneficial conversion feature associated with convertible debt Additional paid in capital				2,365,419
Conversion price		$ 0.1187
Offering price per share		75.00%
Purchase price		$ 5,142,500
Professional fees		433,550
Original issue discount		$ 907,500
Exercise price		$ 0.1187
Promissory Note [Member] | Secured Debt [Memebr] | Auctus Fund, LLC [Member] | October 27, 2021 [Member]
Debt instrument converted principal amount	$ 6,050,000
Exercise price	$ 0.09
Maturity date	Nov. 01, 2022
New warrant to purchase shares of Common Stock	25,000,000
Prepayment of the Note	$ 100,000
Loss on an extinguishment	$ (3,570,366)
Warrants [Member]
Warrants Issued							8,848,333
Exercise price							$ 0.025
Fair value							$ 156,225
Between September 27 2019 and Aug 10 2021 [Member]
Amortization of debt discount					149,028
Debt Instrument Convertible Beneficial Conversion Feature remaining							892,300
Interest expenses					$ 2,389
Convertible notes payable, aggregate face value				892,300
Convertible note payable issued by AAT				$ 342,950			$ 342,950
Conversion price description				Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share.			Of the $892,300, $342,950 is convertible at $.0033 per share, $87,000 is convertible at $0.025 per share, $180,550 is convertible at $.03 per share, $31,800 is convertible at $0.003 per share, and the remaining $250,000 is convertible at $.06 per share
Interest rate				6.00%			6.00%